Segment information	12 Months Ended
Dec. 31, 2023
Segment Information
Segment information

33. Segment information

In reviewing the operational performance of the Group and allocating resources, the Chief Operating Decision Maker of the Group (“CODM”), who is the Group’s Chief Executive Officer (“CEO”), reviews the consolidated statement of profit (loss) and comprehensive income (loss).

The CODM considers the whole Group as a single operating and reportable segment, monitoring operations, making decisions on fund allocation, and evaluating performance. The CODM reviews relevant financial data on a combined basis for all subsidiaries.

The Group’s income, results, and assets for this one reportable segment can be determined by reference to the consolidated statement of profit (loss) and other comprehensive income (loss), as well as the consolidated statements of financial position.

a) Information about products and services

The information about products and services are disclosed in note 6.

b) Information about geographical area

The table below shows the revenue and non-current assets per geographical area:

	Revenue (a)			Non-current assets (b)
	2023	2022	2021	2023	2022

Brazil	5,728,748	3,121,129	1,285,849	656,291	551,668
Mexico	354,884	201,197	29,546	47,893	17,610
Colombia	75,405	20,369	805	14,796	5,124
Cayman Islands	-	-	-	38,004	43,994
Germany	-	-	-	72	88
Argentina	-	-	-	-	46
United States	977	2,398	2,845	6,116	7,495
Uruguay	-	-	-	-	-
Total	6,160,014	3,345,093	1,319,045	763,172	626,025
(a)	Includes interest income (credit card, lending and other receivables), interchange fees, recharge fees, rewards revenue, late fees and other fees and commission income.
(b)	Non-current assets are right-of-use assets, property, plant and equipment, intangible assets, and goodwill.

The Group had no single customer that represented 10% or more of the Group's revenues in the years ended December 31, 2023, 2022 and 2021.